Consultancy and Professional Fees	12 Months Ended
Dec. 31, 2024
Consultancy and Professional Fees [Abstract]
CONSULTANCY AND PROFESSIONAL FEES

12 CONSULTANCY AND PROFESSIONAL FEES

	2024	2023	2022
	USD	USD	USD

Audit fees	457,000	432,500	695,086
Legal fees	410,274	572,079	981,085
Consultancy fees	348,298	721,096	438,536
	1,215,572	1,725,675	2,114,707